Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Asset Management & Custody Banks-10.95%
Bank of New York Mellon Corp. (The)	1,010,780	$ 60,252,596
Northern Trust Corp.	593,628	50,007,222
State Street Corp.	769,159	58,140,729
		168,400,547
Consumer Finance-3.69%
Capital One Financial Corp.	412,047	56,710,028
Diversified Banks-43.97%
Bank of America Corp.	3,285,616	131,391,784
Citigroup, Inc.	1,021,856	63,671,847
Comerica, Inc.	384,016	19,676,980
Fifth Third Bancorp	1,651,192	61,787,605
JPMorgan Chase & Co.	609,591	123,521,424
KeyCorp	2,706,149	38,887,361
PNC Financial Services Group, Inc. (The)	385,210	60,628,202
U.S. Bancorp	1,351,232	54,792,458
Wells Fargo & Co.	2,040,135	122,244,889
		676,602,550
Investment Banking & Brokerage-17.02%
Goldman Sachs Group, Inc. (The)	291,513	133,081,515
Morgan Stanley	1,317,138	128,868,782
		261,950,297
Regional Banks-24.31%
Citizens Financial Group, Inc.	1,329,847	46,930,301
East West Bancorp, Inc.(b)	405,749	30,102,518
First Horizon Corp.	1,619,570	25,653,989
	Shares	Value
Regional Banks-(continued)
Huntington Bancshares, Inc.	4,197,943	$ 58,435,367
M&T Bank Corp.	405,750	61,511,700
Regions Financial Corp.	2,663,480	51,538,338
Truist Financial Corp.	1,621,188	61,199,847
Western Alliance Bancorporation	319,441	20,134,366
Zions Bancorporation N.A.	429,612	18,554,942
		374,061,368
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,634,979,304)		1,537,724,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 5.30%(c)(d)(e)	151,252	151,252
Invesco Private Prime Fund, 5.48%(c)(d)(e)	388,633	388,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $540,002)		540,002
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $1,635,519,306)		1,538,264,792
OTHER ASSETS LESS LIABILITIES-0.03%		420,153
NET ASSETS-100.00%		$1,538,684,945
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$43,488,954	$(43,488,954)	$-	$-	$-	$28,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,165,896	81,122,822	(90,137,466)	-	-	151,252	127,626*
Invesco Private Prime Fund	23,569,447	175,756,242	(198,936,813)	141	(267)	388,750	330,360*
Total	$32,735,343	$300,368,018	$(332,563,233)	$141	$(267)	$540,002	$486,026

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-68.67%
Asset Management & Custody Banks-5.84%
Artisan Partners Asset Management, Inc., Class A(b)	132,934	$ 5,853,084
Janus Henderson Group PLC	145,663	4,879,711
Runway Growth Finance Corp.(b)	946,396	11,337,824
		22,070,619
Consumer Finance-2.11%
OneMain Holdings, Inc.(b)	162,571	7,985,487
Diversified Banks-1.39%
KeyCorp	365,077	5,246,156
Diversified Financial Services-1.69%
Jackson Financial, Inc., Class A	83,765	6,366,978
Investment Banking & Brokerage-4.72%
B. Riley Financial, Inc.(b)	539,666	12,930,397
Lazard, Inc.(b)	122,077	4,911,158
		17,841,555
Life & Health Insurance-3.14%
Lincoln National Corp.	215,161	7,098,161
Prudential Financial, Inc.	39,688	4,776,451
		11,874,612
Mortgage REITs-40.65%
AGNC Investment Corp.(b)	1,428,459	13,698,922
Annaly Capital Management, Inc.(b)	646,818	12,742,315
Apollo Commercial Real Estate Finance, Inc.(b)	1,010,034	10,201,343
Ares Commercial Real Estate Corp.(b)	1,594,696	11,099,084
ARMOUR Residential REIT, Inc.(b)	666,014	12,880,711
Dynex Capital, Inc.(b)	928,784	11,377,604
Ellington Financial, Inc.(b)	1,271,255	15,407,610
KKR Real Estate Finance Trust, Inc.(b)	953,700	9,022,002
MFA Financial, Inc.	1,008,233	10,788,093
New York Mortgage Trust, Inc.(b)	1,395,212	8,301,511
Ready Capital Corp.(b)	1,395,339	11,581,314
TPG RE Finance Trust, Inc.	1,555,564	13,346,739
Two Harbors Investment Corp.(b)	1,016,576	13,063,002
		153,510,250
Regional Banks-7.52%
Eagle Bancorp, Inc.	287,612	5,185,644
First Interstate BancSystem, Inc., Class A	246,040	6,529,902
New York Community Bancorp, Inc.	790,285	2,600,038
Northwest Bancshares, Inc.(b)	552,255	6,047,192
Washington Trust Bancorp, Inc.(b)	306,515	8,046,019
		28,408,795
	Shares	Value
Transaction & Payment Processing Services-1.61%
Western Union Co. (The)	473,905	$ 6,065,984
Total Common Stocks & Other Equity Interests (Cost $278,913,664)		259,370,436

Closed-End Funds-31.04%
Barings BDC, Inc.	981,746	9,866,547
BlackRock TCP Capital Corp.(b)	1,072,927	11,888,031
Capital Southwest Corp., BDC	9,351	239,199
Fidus Investment Corp.(b)	612,346	12,246,920
FS KKR Capital Corp., BDC(b)	712,152	14,599,116
Goldman Sachs BDC, Inc., BDC(b)	723,357	11,125,231
MidCap Financial Investment Corp., BDC(b)	635,127	10,231,896
PennantPark Investment Corp., BDC(b)	1,637,310	12,263,452
Prospect Capital Corp., BDC(b)	2,142,276	12,039,591
Trinity Capital, Inc., BDC(b)	857,673	12,787,904
TriplePoint Venture Growth BDC Corp., BDC(b)	1,059,686	9,929,258
		117,217,145
Total Closed-End Funds (Cost $109,572,499)		117,217,145
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $388,486,163)		376,587,581
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.25%
Invesco Private Government Fund, 5.30%(c)(d)(e)	32,434,513	32,434,513
Invesco Private Prime Fund, 5.48%(c)(d)(e)	85,578,466	85,604,140
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,041,184)		118,038,653
TOTAL INVESTMENTS IN SECURITIES-130.96% (Cost $506,527,347)		494,626,234
OTHER ASSETS LESS LIABILITIES-(30.96)%		(116,945,259)
NET ASSETS-100.00%		$377,680,975
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,230,815	$(12,230,815)	$-	$-	$-	$8,301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,150,755	211,241,266	(206,957,508)	-	-	32,434,513	1,044,594*
Invesco Private Prime Fund	72,387,657	409,721,973	(396,522,178)	(1,922)	18,610	85,604,140	2,836,239*
Total	$100,538,412	$633,194,054	$(615,710,501)	$(1,922)	$18,610	$118,038,653	$3,889,134

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Diversified REITs-25.85%
American Assets Trust, Inc.	240,712	$ 5,235,486
Armada Hoffler Properties, Inc.(b)	661,324	7,499,414
Broadstone Net Lease, Inc.	428,595	6,578,933
Gladstone Commercial Corp.	654,392	9,416,701
Global Net Lease, Inc.(b)	2,158,221	16,143,493
W.P. Carey, Inc.	90,610	5,110,404
		49,984,431
Health Care REITs-20.01%
Global Medical REIT, Inc.(b)	876,457	8,142,285
Healthcare Realty Trust, Inc.(b)	545,779	8,857,993
LTC Properties, Inc.	192,537	6,623,273
Omega Healthcare Investors, Inc.(b)	231,287	7,477,509
Sabra Health Care REIT, Inc.	520,591	7,590,217
		38,691,277
Hotel & Resort REITs-6.34%
Apple Hospitality REIT, Inc.	309,922	4,475,274
Service Properties Trust(b)	1,446,000	7,779,480
		12,254,754
Industrial REITs-6.08%
Innovative Industrial Properties, Inc.(b)	63,367	6,829,695
LXP Industrial Trust	579,512	4,925,852
		11,755,547
Multi-Family Residential REITs-3.44%
NexPoint Residential Trust, Inc.	181,189	6,644,201
Office REITs-15.14%
Easterly Government Properties, Inc.(b)	636,269	7,533,425
Highwoods Properties, Inc.	279,622	7,261,783
Office Properties Income Trust(c)	468,949	1,073,893
Piedmont Office Realty Trust, Inc., Class A	1,062,997	7,749,248
SL Green Realty Corp.	106,682	5,650,946
		29,269,295
Other Specialized REITs-14.95%
EPR Properties	169,379	6,951,314
Four Corners Property Trust, Inc.(b)	197,271	4,815,385
Gaming and Leisure Properties, Inc.	122,838	5,515,426
	Shares	Value
Other Specialized REITs-(continued)
Outfront Media, Inc.	485,694	$ 7,018,279
Uniti Group, Inc.(b)	1,460,333	4,614,652
		28,915,056
Retail REITs-5.15%
Getty Realty Corp.(b)	216,509	5,977,813
Kimco Realty Corp.	205,491	3,978,306
		9,956,119
Self-Storage REITs-2.76%
National Storage Affiliates Trust(b)	145,993	5,340,424
Total Common Stocks & Other Equity Interests (Cost $201,003,001)		192,811,104
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $201,675)	201,675	201,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $201,204,676)		193,012,779
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.94%
Invesco Private Government Fund, 5.30%(c)(d)(e)	9,172,541	9,172,541
Invesco Private Prime Fund, 5.48%(c)(d)(e)	23,579,262	23,586,336
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,759,190)		32,758,877
TOTAL INVESTMENTS IN SECURITIES-116.77% (Cost $233,963,866)		225,771,656
OTHER ASSETS LESS LIABILITIES-(16.77)%		(32,421,341)
NET ASSETS-100.00%		$193,350,315
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,342	$13,947,246	$(13,925,913)	$-	$-	$201,675	$10,511
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,180,714	$115,225,822	$(125,233,995)	$-	$-	$9,172,541	$514,116*
Invesco Private Prime Fund	49,321,834	247,819,038	(273,565,160)	(1,058)	11,682	23,586,336	1,365,213*
Investments in Other Affiliates:
Office Properties Income Trust**	8,336,588	11,581,835	(7,324,337)	9,692,905	(21,213,098)	1,073,893	(76,221)
Total	$77,019,478	$388,573,941	$(420,049,405)	$9,691,847	$(21,201,416)	$34,034,445	$1,813,619

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of August 31, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Multi-line Insurance-13.29%
American International Group, Inc.	346,525	$ 27,313,100
Assurant, Inc.	69,634	12,079,410
Horace Mann Educators Corp.	134,245	4,587,152
		43,979,662
Property & Casualty Insurance-76.48%
Allstate Corp. (The)	158,350	26,526,792
American Financial Group, Inc.	98,909	12,849,267
Arch Capital Group Ltd.(b)	144,170	14,796,167
AXIS Capital Holdings Ltd.	201,825	14,910,831
Chubb Ltd.	100,377	27,184,099
Cincinnati Financial Corp.	110,750	13,021,985
Hanover Insurance Group, Inc. (The)	96,066	12,673,987
Hartford Financial Services Group, Inc. (The)	131,762	13,630,779
James River Group Holdings Ltd.	123,682	965,956
Kemper Corp.	211,212	12,638,926
Mercury General Corp.	181,874	10,154,026
ProAssurance Corp.(b)(c)	167,394	2,405,452
Progressive Corp. (The)	133,254	28,140,580
RLI Corp.	86,218	12,586,104
Selective Insurance Group, Inc.	120,877	11,798,804
Travelers Cos., Inc. (The)	114,326	24,660,118
Universal Insurance Holdings, Inc.	95,136	1,875,131
W.R. Berkley Corp.	151,037	12,238,528
		253,057,532
Reinsurance-10.12%
Everest Group Ltd.	34,202	13,370,588
RenaissanceRe Holdings Ltd. (Bermuda)(c)	56,157	12,795,934
SiriusPoint Ltd. (Bermuda)(b)(c)	557,646	7,333,045
		33,499,567
Total Common Stocks & Other Equity Interests (Cost $296,721,385)		330,536,761
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $169,641)	169,641	$ 169,641
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $296,891,026)		330,706,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 5.30%(d)(e)(f)	74,339	74,339
Invesco Private Prime Fund, 5.48%(d)(e)(f)	191,055	191,112
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $265,451)		265,451
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $297,156,477)		330,971,853
OTHER ASSETS LESS LIABILITIES-(0.02)%		(79,149)
NET ASSETS-100.00%		$330,892,704
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,778	$2,392,370	$(2,289,507)	$-	$-	$169,641	$3,285
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,817,266	10,960,099	(12,703,026)	-	-	74,339	27,982*
Invesco Private Prime Fund	4,672,971	26,910,132	(31,392,431)	-	440	191,112	74,734*
Total	$6,557,015	$40,262,601	$(46,384,964)	$-	$440	$435,092	$106,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
May 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Regional Banks-99.74%
Ameris Bancorp(b)	22,174	$ 1,107,591
Associated Banc-Corp	49,295	1,055,898
Atlantic Union Bankshares Corp.(b)	35,238	1,149,816
Banc of California, Inc.(b)	66,322	919,223
Bank of Hawaii Corp.	15,603	900,917
Bank OZK(b)	23,455	982,295
BankUnited, Inc.(b)	29,195	837,605
BOK Financial Corp.	12,085	1,095,143
Brookline Bancorp, Inc.(b)	34,897	301,859
Cadence Bank	37,114	1,059,605
Cathay General Bancorp	26,305	969,076
Columbia Banking System, Inc.	56,755	1,094,236
Commerce Bancshares, Inc.	36,816	2,048,442
Community Financial System, Inc.(b)	20,936	951,751
Cullen/Frost Bankers, Inc.	18,201	1,848,858
CVB Financial Corp.(b)	54,713	904,953
Eastern Bankshares, Inc.	69,257	948,821
F.N.B. Corp.	77,009	1,060,414
First Bancorp	60,500	1,072,665
First Commonwealth Financial Corp.(b)	40,138	542,264
First Financial Bancorp	37,324	832,325
First Financial Bankshares, Inc.(b)	33,203	995,426
First Hawaiian, Inc.	49,011	996,394
First Interstate BancSystem, Inc., Class A	39,030	1,035,856
Fulton Financial Corp.(b)	71,188	1,198,806
Glacier Bancorp, Inc.(b)	27,454	1,026,231
Hancock Whitney Corp.	23,563	1,101,099
Home BancShares, Inc.	43,789	1,029,917
Hope Bancorp, Inc.	47,158	496,574
Independent Bank Corp.(b)	16,662	846,263
New York Community Bancorp, Inc.	236,855	779,253
Old National Bancorp	62,526	1,068,569
Pacific Premier Bancorp, Inc.	37,633	836,958
Pinnacle Financial Partners, Inc.	21,810	1,734,113
Popular, Inc.	12,276	1,092,687
Prosperity Bancshares, Inc.	16,460	1,025,458
Provident Financial Services, Inc.	29,653	427,003
Simmons First National Corp., Class A	49,197	855,044
SouthState Corp.(b)	21,564	1,667,113
Synovus Financial Corp.(b)	27,076	1,074,646
	Shares	Value
Regional Banks-(continued)
Texas Capital Bancshares, Inc.(c)	17,515	$ 1,055,804
Trustmark Corp.	23,980	699,017
UMB Financial Corp.	12,587	1,037,672
United Bankshares, Inc.	29,613	960,646
United Community Banks, Inc.(b)	39,496	1,013,467
Valley National Bancorp(b)	125,430	894,316
WaFd, Inc.(b)	31,961	895,228
Webster Financial Corp.	43,126	1,907,032
Wintrust Financial Corp.	10,661	1,051,281
WSFS Financial Corp.	23,665	1,042,680
		51,528,310
Total Common Stocks & Other Equity Interests (Cost $63,365,610)		51,528,310
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $44,728)	44,728	44,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $63,410,338)		51,573,038
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.46%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,354,999	2,354,999
Invesco Private Prime Fund, 5.48%(d)(e)(f)	6,148,339	6,150,184
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,505,183)		8,505,183
TOTAL INVESTMENTS IN SECURITIES-116.29% (Cost $71,915,521)		60,078,221
OTHER ASSETS LESS LIABILITIES-(16.29)%		(8,413,743)
NET ASSETS-100.00%		$51,664,478
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,527,347	$(1,482,619)	$-	$-	$44,728	$1,421
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,669,170	$38,355,662	$(40,669,833)	$-	$-	$2,354,999	$131,935*
Invesco Private Prime Fund	12,006,441	83,070,907	(88,930,796)	(139)	3,771	6,150,184	350,517*
Total	$16,675,611	$122,953,916	$(131,083,248)	$(139)	$3,771	$8,549,911	$483,873

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,537,724,790	$-	$-	$1,537,724,790
Money Market Funds	-	540,002	-	540,002
Total Investments	$1,537,724,790	$540,002	$-	$1,538,264,792
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$259,370,436	$-	$-	$259,370,436
Closed-End Funds	117,217,145	-	-	117,217,145
Money Market Funds	-	118,038,653	-	118,038,653
Total Investments	$376,587,581	$118,038,653	$-	$494,626,234
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,811,104	$-	$-	$192,811,104
Money Market Funds	201,675	32,758,877	-	32,960,552
Total Investments	$193,012,779	$32,758,877	$-	$225,771,656
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$330,536,761	$-	$-	$330,536,761
Money Market Funds	169,641	265,451	-	435,092
Total Investments	$330,706,402	$265,451	$-	$330,971,853
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,528,310	$-	$-	$51,528,310
Money Market Funds	44,728	8,505,183	-	8,549,911
Total Investments	$51,573,038	$8,505,183	$-	$60,078,221